PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
PAYABLES AND ACCRUED EXPENSES
13.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consisted of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Payroll and welfare payables	67,327,973	72,238,085	11,932,881
Business and other taxes and related surcharges	64,905,302	66,060,009	10,912,336
Other payables
- Property and equipment and intangible assets	4,960,542	12,706,745	2,099,005
- Share-based awards (1)	25,320,305	8,810,286	1,455,356
Accrued expenses	45,013,072	49,626,123	8,197,651
Payable for the reacquisition of Beijing Giant Zhengtu	28,625,000	—	—
Others	2,441,891	1,880,246	310,595

Total	238,594,085	211,321,494	34,907,824

(1)	Starting from 2008, the Group uses a broker to facilitate the cashless exercise of share-based awards by employees which results in the Group receiving exercise proceeds from the broker with the related pass through proceeds due to employees recorded within other payables.